Annual Total Returns[BarChart] - DWS RREEF Real Assets Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.46%)	9.32%	0.82%	3.03%	(9.71%)	4.01%	14.67%	(5.37%)	21.43%	3.70%